Post-employment Benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	R$ 11,893,783	R$ 10,721,838
Fair value of the plan assets	(11,289,509)	(10,323,018)
Plan coverage status	604,274	398,820
Unrecognized asset	879,543	670,268
Total	1,483,817	R$ 1,069,088
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	6,416,085
Fair value of the plan assets	(7,212,015)
Plan coverage status	(795,930)
Unrecognized asset	795,930
Total
PlanIII [member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	3,820,011
Fair value of the plan assets	(3,903,624)
Plan coverage status	(83,613)
Unrecognized asset	83,613
Total
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Total liabilities or partially covered	1,657,687
Fair value of the plan assets	(173,870)
Plan coverage status	1,483,817
Unrecognized asset
Total	R$ 1,483,817